Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (109,028)	$ 53,872	$ 114,588
Other comprehensive income (loss), net of tax:
Foreign currency translation	(85,858)	(60,821)	(8,104)
Defined benefit pension plan:
Net loss recognized in AOCI	(544)	0	(1,213)
Reclassification of net loss to net income	199	382	0
Defined benefit pension plan (net of $178, $197 and $624 of income taxes for the fiscal years ended December 31, 2014, 2013 and 2012, respectively)	(345)	382	(1,213)
Cash flow hedges:
Net gains (loss) recognized in AOCI	5,158	537	(4,195)
Reclassification of net (gain) loss to net income	(2,792)	(164)	3,101
Cash flow hedges (net of $nil of income taxes)	2,366	373	(1,094)
Total other comprehensive loss	(83,837)	(60,066)	(10,411)
Comprehensive (loss) income	(192,865)	(6,194)	104,177
(Less) Plus: Comprehensive loss (income) attributable to non-controlling interests	(200)	134	(277)
Comprehensive (loss) income attributable to Arcos Dorados Holdings Inc.	$ (193,065)	$ (6,060)	$ 103,900